Other Liabilities - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 1,111	$ 1,058
Additions	866	903
Claims paid	(837)	(815)
Currency translation adjustment and other	(120)	(35)
Balance at end of period	$ 1,020	$ 1,111